Exhibit 99.2

November 12, 2019

Amherst Residential, LLC

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

RE: AMSR 2019-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Amherst Residential, LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

a. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b. The value of the Properties or any other collateral securing the Mortgage Loan,

c. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 3 of 684 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

BCHH, Inc.

By:	/s/ Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property ID	HOA Status
1007415	APPARENT NON-HOA PROPERTY
1028434	APPARENT NON-HOA PROPERTY
1203676	APPARENT NON-HOA PROPERTY
1210277	APPARENT NON-HOA PROPERTY
1218253	APPARENT NON-HOA PROPERTY
1233910	APPARENT NON-HOA PROPERTY
1328022	APPARENT NON-HOA PROPERTY
1339039	APPARENT NON-HOA PROPERTY
1385765	APPARENT NON-HOA PROPERTY
1412033	APPARENT NON-HOA PROPERTY
1432653	APPARENT NON-HOA PROPERTY
1442346	APPARENT NON-HOA PROPERTY
1453166	APPARENT NON-HOA PROPERTY
1453168	APPARENT NON-HOA PROPERTY
1453170	APPARENT NON-HOA PROPERTY
1453175	APPARENT NON-HOA PROPERTY
1453179	APPARENT NON-HOA PROPERTY
1453181	APPARENT NON-HOA PROPERTY
1453182	APPARENT NON-HOA PROPERTY
1453185	APPARENT NON-HOA PROPERTY
1453190	APPARENT NON-HOA PROPERTY
1453194	APPARENT NON-HOA PROPERTY
1453195	APPARENT NON-HOA PROPERTY
1453202	APPARENT NON-HOA PROPERTY
1453203	APPARENT NON-HOA PROPERTY
1453208	APPARENT NON-HOA PROPERTY
1453209	APPARENT NON-HOA PROPERTY
1504257	APPARENT NON-HOA PROPERTY
1516583	APPARENT NON-HOA PROPERTY
1517613	APPARENT NON-HOA PROPERTY
1534823	APPARENT NON-HOA PROPERTY
1537267	APPARENT NON-HOA PROPERTY
1538969	APPARENT NON-HOA PROPERTY
1544050	APPARENT NON-HOA PROPERTY
1575547	APPARENT NON-HOA PROPERTY
1578145	APPARENT NON-HOA PROPERTY
1592691	APPARENT NON-HOA PROPERTY
1592733	APPARENT NON-HOA PROPERTY

1600433	APPARENT NON-HOA PROPERTY
1600504	APPARENT NON-HOA PROPERTY
1600575	APPARENT NON-HOA PROPERTY
1644605	APPARENT NON-HOA PROPERTY
1656237	APPARENT NON-HOA PROPERTY
1659448	APPARENT NON-HOA PROPERTY
1662852	APPARENT NON-HOA PROPERTY
1665876	APPARENT NON-HOA PROPERTY
1675765	APPARENT NON-HOA PROPERTY
1675775	APPARENT NON-HOA PROPERTY
1675823	APPARENT NON-HOA PROPERTY
1675871	APPARENT NON-HOA PROPERTY
1675913	APPARENT NON-HOA PROPERTY
1675918	APPARENT NON-HOA PROPERTY
1675920	APPARENT NON-HOA PROPERTY
1675925	APPARENT NON-HOA PROPERTY
1675935	APPARENT NON-HOA PROPERTY
1675972	APPARENT NON-HOA PROPERTY
1676014	APPARENT NON-HOA PROPERTY
1676021	APPARENT NON-HOA PROPERTY
1676050	APPARENT NON-HOA PROPERTY
1676118	APPARENT NON-HOA PROPERTY
1676154	APPARENT NON-HOA PROPERTY
1676332	APPARENT NON-HOA PROPERTY
1676452	APPARENT NON-HOA PROPERTY
1676466	APPARENT NON-HOA PROPERTY
1676485	APPARENT NON-HOA PROPERTY
1676537	APPARENT NON-HOA PROPERTY
1676545	APPARENT NON-HOA PROPERTY
1676574	APPARENT NON-HOA PROPERTY
1676675	APPARENT NON-HOA PROPERTY
1676699	APPARENT NON-HOA PROPERTY
1676759	APPARENT NON-HOA PROPERTY
1676808	APPARENT NON-HOA PROPERTY
1676867	APPARENT NON-HOA PROPERTY
1676873	APPARENT NON-HOA PROPERTY
1676936	APPARENT NON-HOA PROPERTY
1676939	APPARENT NON-HOA PROPERTY
1676943	APPARENT NON-HOA PROPERTY
1676961	APPARENT NON-HOA PROPERTY
1677002	APPARENT NON-HOA PROPERTY

1677013	APPARENT NON-HOA PROPERTY
1677032	APPARENT NON-HOA PROPERTY
1677047	APPARENT NON-HOA PROPERTY
1677076	APPARENT NON-HOA PROPERTY
1677078	APPARENT NON-HOA PROPERTY
1677114	APPARENT NON-HOA PROPERTY
1677120	APPARENT NON-HOA PROPERTY
1677129	APPARENT NON-HOA PROPERTY
1677134	APPARENT NON-HOA PROPERTY
1677141	APPARENT NON-HOA PROPERTY
1677160	APPARENT NON-HOA PROPERTY
1677161	APPARENT NON-HOA PROPERTY
1677163	APPARENT NON-HOA PROPERTY
1677164	APPARENT NON-HOA PROPERTY
1677168	APPARENT NON-HOA PROPERTY
1677171	APPARENT NON-HOA PROPERTY
1677172	APPARENT NON-HOA PROPERTY
1677173	APPARENT NON-HOA PROPERTY
1677180	APPARENT NON-HOA PROPERTY
1677185	APPARENT NON-HOA PROPERTY
1677186	APPARENT NON-HOA PROPERTY
1677187	APPARENT NON-HOA PROPERTY
1677195	APPARENT NON-HOA PROPERTY
1677200	APPARENT NON-HOA PROPERTY
1677201	APPARENT NON-HOA PROPERTY
1677211	APPARENT NON-HOA PROPERTY
1677222	APPARENT NON-HOA PROPERTY
1677223	APPARENT NON-HOA PROPERTY
1677226	APPARENT NON-HOA PROPERTY
1677229	APPARENT NON-HOA PROPERTY
1677238	APPARENT NON-HOA PROPERTY
1677243	APPARENT NON-HOA PROPERTY
1677244	APPARENT NON-HOA PROPERTY
1677254	APPARENT NON-HOA PROPERTY
1677256	APPARENT NON-HOA PROPERTY
1677257	APPARENT NON-HOA PROPERTY
1677258	APPARENT NON-HOA PROPERTY
1677259	APPARENT NON-HOA PROPERTY
1677273	APPARENT NON-HOA PROPERTY
1677280	APPARENT NON-HOA PROPERTY
1677282	APPARENT NON-HOA PROPERTY

1677284	APPARENT NON-HOA PROPERTY
1677285	APPARENT NON-HOA PROPERTY
1677294	APPARENT NON-HOA PROPERTY
1677301	APPARENT NON-HOA PROPERTY
1677307	APPARENT NON-HOA PROPERTY
1677310	APPARENT NON-HOA PROPERTY
1677313	APPARENT NON-HOA PROPERTY
1677314	APPARENT NON-HOA PROPERTY
1677316	APPARENT NON-HOA PROPERTY
1677319	APPARENT NON-HOA PROPERTY
1686899	APPARENT NON-HOA PROPERTY
1696554	APPARENT NON-HOA PROPERTY
1730124	APPARENT NON-HOA PROPERTY
1730130	APPARENT NON-HOA PROPERTY
1730475	APPARENT NON-HOA PROPERTY
1748388	APPARENT NON-HOA PROPERTY
1754676	APPARENT NON-HOA PROPERTY
1754758	APPARENT NON-HOA PROPERTY
1754761	APPARENT NON-HOA PROPERTY
1754874	APPARENT NON-HOA PROPERTY
1762118	APPARENT NON-HOA PROPERTY
1763820	APPARENT NON-HOA PROPERTY
1772884	APPARENT NON-HOA PROPERTY
1772905	APPARENT NON-HOA PROPERTY
1778160	APPARENT NON-HOA PROPERTY
1778395	APPARENT NON-HOA PROPERTY
1781029	APPARENT NON-HOA PROPERTY
1782267	APPARENT NON-HOA PROPERTY
1807500	APPARENT NON-HOA PROPERTY
1807627	APPARENT NON-HOA PROPERTY
1824746	APPARENT NON-HOA PROPERTY
1830361	APPARENT NON-HOA PROPERTY
1830373	APPARENT NON-HOA PROPERTY
1830378	APPARENT NON-HOA PROPERTY
1830392	APPARENT NON-HOA PROPERTY
1830409	APPARENT NON-HOA PROPERTY
1830410	APPARENT NON-HOA PROPERTY
1830457	APPARENT NON-HOA PROPERTY
1830534	APPARENT NON-HOA PROPERTY
1830654	APPARENT NON-HOA PROPERTY
1830717	APPARENT NON-HOA PROPERTY

1864512	APPARENT HOA PROPERTY
1868612	APPARENT NON-HOA PROPERTY
1899283	APPARENT NON-HOA PROPERTY
1904505	APPARENT NON-HOA PROPERTY
1906554	APPARENT NON-HOA PROPERTY
1906726	APPARENT NON-HOA PROPERTY
1921566	APPARENT NON-HOA PROPERTY
1931341	APPARENT NON-HOA PROPERTY
1950121	APPARENT NON-HOA PROPERTY
1950129	APPARENT NON-HOA PROPERTY
1950135	APPARENT NON-HOA PROPERTY
1950152	APPARENT NON-HOA PROPERTY
1950163	APPARENT NON-HOA PROPERTY
1952168	APPARENT NON-HOA PROPERTY
1963269	APPARENT NON-HOA PROPERTY
1976963	APPARENT NON-HOA PROPERTY
1977295	APPARENT NON-HOA PROPERTY
1990628	APPARENT NON-HOA PROPERTY
1999824	APPARENT NON-HOA PROPERTY
2041137	APPARENT NON-HOA PROPERTY
2049686	APPARENT NON-HOA PROPERTY
2056323	APPARENT NON-HOA PROPERTY
2066047	APPARENT NON-HOA PROPERTY
2066092	APPARENT NON-HOA PROPERTY
2075029	APPARENT NON-HOA PROPERTY
2092736	APPARENT NON-HOA PROPERTY
2092745	APPARENT NON-HOA PROPERTY
2109428	APPARENT NON-HOA PROPERTY
2109712	APPARENT NON-HOA PROPERTY
2124416	APPARENT NON-HOA PROPERTY
2129087	APPARENT NON-HOA PROPERTY
2129238	APPARENT NON-HOA PROPERTY
2129511	APPARENT NON-HOA PROPERTY
2129594	APPARENT NON-HOA PROPERTY
2134707	APPARENT NON-HOA PROPERTY
2164398	APPARENT NON-HOA PROPERTY
2165228	APPARENT NON-HOA PROPERTY
2170362	APPARENT HOA PROPERTY
2170463	APPARENT NON-HOA PROPERTY
2170511	APPARENT NON-HOA PROPERTY
2174511	APPARENT NON-HOA PROPERTY

2179582	APPARENT NON-HOA PROPERTY
2186810	APPARENT NON-HOA PROPERTY
2213865	APPARENT NON-HOA PROPERTY
2214181	APPARENT NON-HOA PROPERTY
2227845	APPARENT NON-HOA PROPERTY
2248479	APPARENT NON-HOA PROPERTY
2251491	APPARENT NON-HOA PROPERTY
2261380	APPARENT NON-HOA PROPERTY
2261386	APPARENT NON-HOA PROPERTY
2266213	APPARENT NON-HOA PROPERTY
2286876	APPARENT NON-HOA PROPERTY
2295446	APPARENT NON-HOA PROPERTY
2300744	APPARENT NON-HOA PROPERTY
2323639	APPARENT NON-HOA PROPERTY
2373459	APPARENT NON-HOA PROPERTY
2377931	APPARENT NON-HOA PROPERTY
2378616	APPARENT NON-HOA PROPERTY
2385175	APPARENT NON-HOA PROPERTY
2386555	APPARENT NON-HOA PROPERTY
2395643	APPARENT NON-HOA PROPERTY
2397133	APPARENT NON-HOA PROPERTY
2399859	APPARENT NON-HOA PROPERTY
2400416	APPARENT NON-HOA PROPERTY
2401658	APPARENT NON-HOA PROPERTY
2409210	APPARENT NON-HOA PROPERTY
2415053	APPARENT NON-HOA PROPERTY
2416166	APPARENT NON-HOA PROPERTY
2417387	APPARENT NON-HOA PROPERTY
2435796	APPARENT NON-HOA PROPERTY
2440266	APPARENT NON-HOA PROPERTY
2443181	APPARENT NON-HOA PROPERTY
2445044	APPARENT NON-HOA PROPERTY
2445045	APPARENT NON-HOA PROPERTY
2445046	APPARENT NON-HOA PROPERTY
2445047	APPARENT NON-HOA PROPERTY
2445048	APPARENT NON-HOA PROPERTY
2445049	APPARENT NON-HOA PROPERTY
2445050	APPARENT NON-HOA PROPERTY
2445052	APPARENT NON-HOA PROPERTY
2445054	APPARENT NON-HOA PROPERTY
2445055	APPARENT NON-HOA PROPERTY

2445056	APPARENT NON-HOA PROPERTY
2445057	APPARENT NON-HOA PROPERTY
2445058	APPARENT NON-HOA PROPERTY
2445060	APPARENT NON-HOA PROPERTY
2445062	APPARENT NON-HOA PROPERTY
2445064	APPARENT NON-HOA PROPERTY
2445067	APPARENT NON-HOA PROPERTY
2445070	APPARENT NON-HOA PROPERTY
2445072	APPARENT NON-HOA PROPERTY
2445073	APPARENT NON-HOA PROPERTY
2445075	APPARENT NON-HOA PROPERTY
2450468	APPARENT NON-HOA PROPERTY
2458515	APPARENT NON-HOA PROPERTY
2459274	APPARENT NON-HOA PROPERTY
2459789	APPARENT NON-HOA PROPERTY
2464461	APPARENT NON-HOA PROPERTY
2476914	APPARENT NON-HOA PROPERTY
2478982	APPARENT NON-HOA PROPERTY
2489856	APPARENT NON-HOA PROPERTY
2494017	APPARENT NON-HOA PROPERTY
2512945	APPARENT NON-HOA PROPERTY
2518591	APPARENT NON-HOA PROPERTY
2526223	APPARENT NON-HOA PROPERTY
2526250	APPARENT NON-HOA PROPERTY
2526455	APPARENT NON-HOA PROPERTY
2526767	APPARENT NON-HOA PROPERTY
2527508	APPARENT NON-HOA PROPERTY
2529188	APPARENT NON-HOA PROPERTY
2530061	APPARENT NON-HOA PROPERTY
2531775	APPARENT NON-HOA PROPERTY
2537495	APPARENT NON-HOA PROPERTY
2537496	APPARENT NON-HOA PROPERTY
2539862	APPARENT NON-HOA PROPERTY
2539866	APPARENT NON-HOA PROPERTY
2540022	APPARENT NON-HOA PROPERTY
2554935	APPARENT NON-HOA PROPERTY
2575937	APPARENT NON-HOA PROPERTY
2575941	APPARENT NON-HOA PROPERTY
2577091	APPARENT NON-HOA PROPERTY
2587519	APPARENT NON-HOA PROPERTY
2588208	APPARENT NON-HOA PROPERTY

2593610	APPARENT NON-HOA PROPERTY
2594616	APPARENT NON-HOA PROPERTY
2614424	APPARENT NON-HOA PROPERTY
2614554	APPARENT NON-HOA PROPERTY
2616090	APPARENT NON-HOA PROPERTY
2617032	APPARENT NON-HOA PROPERTY
2620992	APPARENT NON-HOA PROPERTY
2621225	APPARENT NON-HOA PROPERTY
2621303	APPARENT NON-HOA PROPERTY
2625835	APPARENT NON-HOA PROPERTY
2626644	APPARENT NON-HOA PROPERTY
2628520	APPARENT NON-HOA PROPERTY
2635683	APPARENT NON-HOA PROPERTY
2635690	APPARENT NON-HOA PROPERTY
2635693	APPARENT NON-HOA PROPERTY
2635695	APPARENT NON-HOA PROPERTY
2635701	APPARENT NON-HOA PROPERTY
2649613	APPARENT NON-HOA PROPERTY
2670288	APPARENT NON-HOA PROPERTY
2699740	APPARENT NON-HOA PROPERTY
2700711	APPARENT NON-HOA PROPERTY
2708937	APPARENT NON-HOA PROPERTY
2710277	APPARENT NON-HOA PROPERTY
2710965	APPARENT NON-HOA PROPERTY
2712358	APPARENT NON-HOA PROPERTY
2731327	APPARENT NON-HOA PROPERTY
2740183	APPARENT NON-HOA PROPERTY
2749600	APPARENT NON-HOA PROPERTY
2752874	APPARENT NON-HOA PROPERTY
2786304	APPARENT NON-HOA PROPERTY
2793852	APPARENT NON-HOA PROPERTY
2805055	APPARENT NON-HOA PROPERTY
2805057	APPARENT NON-HOA PROPERTY
2805058	APPARENT NON-HOA PROPERTY
2805059	APPARENT NON-HOA PROPERTY
2805060	APPARENT NON-HOA PROPERTY
2805062	APPARENT NON-HOA PROPERTY
2805065	APPARENT NON-HOA PROPERTY
2805066	APPARENT NON-HOA PROPERTY
2805068	APPARENT NON-HOA PROPERTY
2805069	APPARENT NON-HOA PROPERTY

2805071	APPARENT NON-HOA PROPERTY
2805072	APPARENT NON-HOA PROPERTY
2805073	APPARENT NON-HOA PROPERTY
2805074	APPARENT NON-HOA PROPERTY
2805075	APPARENT NON-HOA PROPERTY
2805077	APPARENT NON-HOA PROPERTY
2805079	APPARENT NON-HOA PROPERTY
2805081	APPARENT NON-HOA PROPERTY
2805082	APPARENT NON-HOA PROPERTY
2805090	APPARENT NON-HOA PROPERTY
2820150	APPARENT NON-HOA PROPERTY
2830507	APPARENT NON-HOA PROPERTY
2838300	APPARENT NON-HOA PROPERTY
2845227	APPARENT NON-HOA PROPERTY
2845313	APPARENT NON-HOA PROPERTY
2864089	APPARENT NON-HOA PROPERTY
2864090	APPARENT NON-HOA PROPERTY
2864091	APPARENT NON-HOA PROPERTY
2864092	APPARENT NON-HOA PROPERTY
2864093	APPARENT NON-HOA PROPERTY
2864094	APPARENT NON-HOA PROPERTY
2864095	APPARENT NON-HOA PROPERTY
2864098	APPARENT NON-HOA PROPERTY
2864099	APPARENT NON-HOA PROPERTY
2864101	APPARENT NON-HOA PROPERTY
2864102	APPARENT NON-HOA PROPERTY
2864103	APPARENT NON-HOA PROPERTY
2864104	APPARENT NON-HOA PROPERTY
2864105	APPARENT NON-HOA PROPERTY
2864106	APPARENT NON-HOA PROPERTY
2864107	APPARENT NON-HOA PROPERTY
2864108	APPARENT NON-HOA PROPERTY
2864109	APPARENT NON-HOA PROPERTY
2864110	APPARENT NON-HOA PROPERTY
2864111	APPARENT NON-HOA PROPERTY
2864112	APPARENT NON-HOA PROPERTY
2864113	APPARENT NON-HOA PROPERTY
2864114	APPARENT NON-HOA PROPERTY
2864115	APPARENT NON-HOA PROPERTY
2864116	APPARENT NON-HOA PROPERTY
2864117	APPARENT NON-HOA PROPERTY

2864118	APPARENT NON-HOA PROPERTY
2864159	APPARENT NON-HOA PROPERTY
2868861	APPARENT NON-HOA PROPERTY
2880600	APPARENT NON-HOA PROPERTY
2881653	APPARENT NON-HOA PROPERTY
2885409	APPARENT NON-HOA PROPERTY
2897699	APPARENT NON-HOA PROPERTY
2905192	APPARENT NON-HOA PROPERTY
2912499	APPARENT NON-HOA PROPERTY
2920737	APPARENT NON-HOA PROPERTY
2920739	APPARENT NON-HOA PROPERTY
2922372	APPARENT NON-HOA PROPERTY
2922696	APPARENT NON-HOA PROPERTY
2929267	APPARENT NON-HOA PROPERTY
2937260	APPARENT NON-HOA PROPERTY
2939154	APPARENT NON-HOA PROPERTY
2944060	APPARENT NON-HOA PROPERTY
2945372	APPARENT NON-HOA PROPERTY
2945416	APPARENT NON-HOA PROPERTY
2964141	APPARENT NON-HOA PROPERTY
2983181	APPARENT NON-HOA PROPERTY
2984582	APPARENT NON-HOA PROPERTY
2996695	APPARENT NON-HOA PROPERTY
3007038	APPARENT NON-HOA PROPERTY
3018089	APPARENT NON-HOA PROPERTY
3019139	APPARENT NON-HOA PROPERTY
3026444	APPARENT NON-HOA PROPERTY
3028788	APPARENT NON-HOA PROPERTY
3032803	APPARENT NON-HOA PROPERTY
3037391	APPARENT NON-HOA PROPERTY
3037536	APPARENT NON-HOA PROPERTY
3037547	APPARENT NON-HOA PROPERTY
3037638	APPARENT NON-HOA PROPERTY
3037757	APPARENT NON-HOA PROPERTY
3040758	APPARENT NON-HOA PROPERTY
3065298	APPARENT NON-HOA PROPERTY
3068254	APPARENT NON-HOA PROPERTY
3086416	APPARENT NON-HOA PROPERTY
3093613	APPARENT NON-HOA PROPERTY
3095023	APPARENT NON-HOA PROPERTY
3095768	APPARENT NON-HOA PROPERTY

3097799	APPARENT NON-HOA PROPERTY
3103314	APPARENT NON-HOA PROPERTY
3105676	APPARENT NON-HOA PROPERTY
3105677	APPARENT NON-HOA PROPERTY
3105678	APPARENT NON-HOA PROPERTY
3105679	APPARENT NON-HOA PROPERTY
3118401	APPARENT NON-HOA PROPERTY
3128217	APPARENT NON-HOA PROPERTY
3139806	APPARENT NON-HOA PROPERTY
3140223	APPARENT NON-HOA PROPERTY
3140235	APPARENT NON-HOA PROPERTY
3140238	APPARENT NON-HOA PROPERTY
3140242	APPARENT NON-HOA PROPERTY
3147159	APPARENT NON-HOA PROPERTY
3157852	APPARENT NON-HOA PROPERTY
3160550	APPARENT NON-HOA PROPERTY
3165774	APPARENT NON-HOA PROPERTY
3178631	APPARENT NON-HOA PROPERTY
3183248	APPARENT NON-HOA PROPERTY
3185942	APPARENT NON-HOA PROPERTY
3186034	APPARENT NON-HOA PROPERTY
3204725	APPARENT NON-HOA PROPERTY
3212979	APPARENT NON-HOA PROPERTY
3215568	APPARENT NON-HOA PROPERTY
3222926	APPARENT NON-HOA PROPERTY
3233932	APPARENT NON-HOA PROPERTY
3233979	APPARENT HOA PROPERTY
3249543	APPARENT NON-HOA PROPERTY
3252621	APPARENT NON-HOA PROPERTY
3254095	APPARENT NON-HOA PROPERTY
3254876	APPARENT NON-HOA PROPERTY
3254877	APPARENT NON-HOA PROPERTY
3259978	APPARENT NON-HOA PROPERTY
3260010	APPARENT NON-HOA PROPERTY
3280247	APPARENT NON-HOA PROPERTY
3288581	APPARENT NON-HOA PROPERTY
3299676	APPARENT NON-HOA PROPERTY
3313531	APPARENT NON-HOA PROPERTY
3350827	APPARENT NON-HOA PROPERTY
3360301	APPARENT NON-HOA PROPERTY
3392283	APPARENT NON-HOA PROPERTY

3406461	APPARENT NON-HOA PROPERTY
3425223	APPARENT NON-HOA PROPERTY
3425244	APPARENT NON-HOA PROPERTY
3437111	APPARENT NON-HOA PROPERTY
3457536	APPARENT NON-HOA PROPERTY
3470602	APPARENT NON-HOA PROPERTY
3470960	APPARENT NON-HOA PROPERTY
3481826	APPARENT NON-HOA PROPERTY
3481828	APPARENT NON-HOA PROPERTY
3491493	APPARENT NON-HOA PROPERTY
3505681	APPARENT NON-HOA PROPERTY
3506331	APPARENT NON-HOA PROPERTY
3516305	APPARENT NON-HOA PROPERTY
3557546	APPARENT NON-HOA PROPERTY
3557551	APPARENT NON-HOA PROPERTY
3557884	APPARENT NON-HOA PROPERTY
3558315	APPARENT NON-HOA PROPERTY
3598453	APPARENT NON-HOA PROPERTY
3660353	APPARENT NON-HOA PROPERTY
3662034	APPARENT NON-HOA PROPERTY
3663191	APPARENT NON-HOA PROPERTY
3675280	APPARENT NON-HOA PROPERTY
3675305	APPARENT NON-HOA PROPERTY
3676489	APPARENT NON-HOA PROPERTY
3681165	APPARENT NON-HOA PROPERTY
3686324	APPARENT NON-HOA PROPERTY
3686352	APPARENT NON-HOA PROPERTY
3686408	APPARENT NON-HOA PROPERTY
3686594	APPARENT NON-HOA PROPERTY
3687200	APPARENT NON-HOA PROPERTY
3687307	APPARENT NON-HOA PROPERTY
3696003	APPARENT NON-HOA PROPERTY
3706321	APPARENT NON-HOA PROPERTY
3712759	APPARENT NON-HOA PROPERTY
3715255	APPARENT NON-HOA PROPERTY
3734614	APPARENT NON-HOA PROPERTY
3750225	APPARENT NON-HOA PROPERTY
3750463	APPARENT NON-HOA PROPERTY
3758970	APPARENT NON-HOA PROPERTY
3759009	APPARENT NON-HOA PROPERTY
3764260	APPARENT NON-HOA PROPERTY

3776581	APPARENT NON-HOA PROPERTY
3779901	APPARENT NON-HOA PROPERTY
3779907	APPARENT NON-HOA PROPERTY
3787959	APPARENT NON-HOA PROPERTY
3791531	APPARENT NON-HOA PROPERTY
3791979	APPARENT NON-HOA PROPERTY
3797754	APPARENT NON-HOA PROPERTY
3797862	APPARENT NON-HOA PROPERTY
3798014	APPARENT NON-HOA PROPERTY
3798998	APPARENT NON-HOA PROPERTY
3803191	APPARENT NON-HOA PROPERTY
3810521	APPARENT NON-HOA PROPERTY
3810662	APPARENT NON-HOA PROPERTY
3812790	APPARENT NON-HOA PROPERTY
3829445	APPARENT NON-HOA PROPERTY
3829619	APPARENT NON-HOA PROPERTY
3831026	APPARENT NON-HOA PROPERTY
3834586	APPARENT NON-HOA PROPERTY
3834588	APPARENT NON-HOA PROPERTY
3835810	APPARENT NON-HOA PROPERTY
3846167	APPARENT NON-HOA PROPERTY
3859895	APPARENT NON-HOA PROPERTY
3862955	APPARENT NON-HOA PROPERTY
3866905	APPARENT NON-HOA PROPERTY
3881813	APPARENT NON-HOA PROPERTY
3884700	APPARENT NON-HOA PROPERTY
3887012	APPARENT NON-HOA PROPERTY
3888987	APPARENT NON-HOA PROPERTY
3909025	APPARENT NON-HOA PROPERTY
3912254	APPARENT NON-HOA PROPERTY
3916978	APPARENT NON-HOA PROPERTY
3931789	APPARENT NON-HOA PROPERTY
3936717	APPARENT NON-HOA PROPERTY
3946491	APPARENT NON-HOA PROPERTY
3946842	APPARENT NON-HOA PROPERTY
3947240	APPARENT NON-HOA PROPERTY
3955859	APPARENT NON-HOA PROPERTY
3960961	APPARENT NON-HOA PROPERTY
3983481	APPARENT NON-HOA PROPERTY
3989098	APPARENT NON-HOA PROPERTY
3992225	APPARENT NON-HOA PROPERTY

3995041	APPARENT NON-HOA PROPERTY
3995053	APPARENT NON-HOA PROPERTY
4000437	APPARENT NON-HOA PROPERTY
4006571	APPARENT NON-HOA PROPERTY
4010566	APPARENT NON-HOA PROPERTY
4016061	APPARENT NON-HOA PROPERTY
4022992	APPARENT NON-HOA PROPERTY
4029574	APPARENT NON-HOA PROPERTY
4034289	APPARENT NON-HOA PROPERTY
4055880	APPARENT NON-HOA PROPERTY
4057235	APPARENT NON-HOA PROPERTY
4061772	APPARENT NON-HOA PROPERTY
4061926	APPARENT NON-HOA PROPERTY
4064445	APPARENT NON-HOA PROPERTY
4067614	APPARENT NON-HOA PROPERTY
4067806	APPARENT NON-HOA PROPERTY
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4081753	APPARENT NON-HOA PROPERTY
4081871	APPARENT NON-HOA PROPERTY
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4086029	APPARENT NON-HOA PROPERTY
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4092464	APPARENT NON-HOA PROPERTY
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4102832	APPARENT NON-HOA PROPERTY
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4124249	APPARENT NON-HOA PROPERTY
4124708	APPARENT NON-HOA PROPERTY
4134207	APPARENT NON-HOA PROPERTY
4145521	APPARENT NON-HOA PROPERTY
4147589	APPARENT NON-HOA PROPERTY
4157527	APPARENT NON-HOA PROPERTY
4160559	APPARENT NON-HOA PROPERTY
4160599	APPARENT NON-HOA PROPERTY
4160600	APPARENT NON-HOA PROPERTY
4160635	APPARENT NON-HOA PROPERTY
4164306	APPARENT NON-HOA PROPERTY
4194435	APPARENT NON-HOA PROPERTY
4194456	APPARENT NON-HOA PROPERTY

4195270	APPARENT NON-HOA PROPERTY
4195289	APPARENT NON-HOA PROPERTY
4197035	APPARENT NON-HOA PROPERTY
4200826	APPARENT NON-HOA PROPERTY
4205345	APPARENT NON-HOA PROPERTY
4214697	APPARENT NON-HOA PROPERTY
4217754	APPARENT NON-HOA PROPERTY
4218618	APPARENT NON-HOA PROPERTY
4219858	APPARENT NON-HOA PROPERTY
4228327	APPARENT NON-HOA PROPERTY
4228473	APPARENT NON-HOA PROPERTY
4235755	APPARENT NON-HOA PROPERTY
4235759	APPARENT NON-HOA PROPERTY
4235760	APPARENT NON-HOA PROPERTY
4235761	APPARENT NON-HOA PROPERTY
4238413	APPARENT NON-HOA PROPERTY
4268786	APPARENT NON-HOA PROPERTY
4271634	APPARENT NON-HOA PROPERTY
4272233	APPARENT NON-HOA PROPERTY
4274391	APPARENT NON-HOA PROPERTY
4280447	APPARENT NON-HOA PROPERTY
4284417	APPARENT NON-HOA PROPERTY
4291276	APPARENT NON-HOA PROPERTY
4292512	APPARENT NON-HOA PROPERTY
4303299	APPARENT NON-HOA PROPERTY
4303989	APPARENT NON-HOA PROPERTY
4304022	APPARENT NON-HOA PROPERTY
4314937	APPARENT NON-HOA PROPERTY
4314988	APPARENT NON-HOA PROPERTY
4318471	APPARENT NON-HOA PROPERTY
4348108	APPARENT NON-HOA PROPERTY
4360805	APPARENT NON-HOA PROPERTY
4360811	APPARENT NON-HOA PROPERTY
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4380262	APPARENT NON-HOA PROPERTY
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4384045	APPARENT NON-HOA PROPERTY
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4402312	APPARENT NON-HOA PROPERTY
4403209	APPARENT NON-HOA PROPERTY

4416081	APPARENT NON-HOA PROPERTY
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4477577	APPARENT NON-HOA PROPERTY
4477844	APPARENT NON-HOA PROPERTY
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4605897	APPARENT NON-HOA PROPERTY
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4620331	APPARENT NON-HOA PROPERTY
4644052	APPARENT NON-HOA PROPERTY
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4749034	APPARENT NON-HOA PROPERTY
4762002	APPARENT NON-HOA PROPERTY
4776508	APPARENT NON-HOA PROPERTY
4816076	APPARENT NON-HOA PROPERTY
4816077	APPARENT NON-HOA PROPERTY
4816079	APPARENT NON-HOA PROPERTY
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4900897	APPARENT NON-HOA PROPERTY
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4925029	APPARENT NON-HOA PROPERTY
4927211	APPARENT NON-HOA PROPERTY
4927410	APPARENT NON-HOA PROPERTY
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4967550	APPARENT NON-HOA PROPERTY
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5040468	APPARENT NON-HOA PROPERTY
5040757	APPARENT NON-HOA PROPERTY
5040838	APPARENT NON-HOA PROPERTY

5074253	APPARENT NON-HOA PROPERTY
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5151532	APPARENT NON-HOA PROPERTY
5181011	APPARENT NON-HOA PROPERTY
5181018	APPARENT NON-HOA PROPERTY
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5181021	APPARENT NON-HOA PROPERTY
5181027	APPARENT NON-HOA PROPERTY
5181030	APPARENT NON-HOA PROPERTY
5181031	APPARENT NON-HOA PROPERTY
5181034	APPARENT NON-HOA PROPERTY
5181038	APPARENT NON-HOA PROPERTY
5181039	APPARENT NON-HOA PROPERTY
5181043	APPARENT NON-HOA PROPERTY
5181053	APPARENT NON-HOA PROPERTY
5197148	APPARENT NON-HOA PROPERTY
5234960	APPARENT NON-HOA PROPERTY
5247103	APPARENT NON-HOA PROPERTY
5332713	APPARENT NON-HOA PROPERTY
5332863	APPARENT NON-HOA PROPERTY
5401333	APPARENT NON-HOA PROPERTY
5461074	APPARENT NON-HOA PROPERTY
671903	APPARENT NON-HOA PROPERTY
839129	APPARENT NON-HOA PROPERTY
857574	APPARENT NON-HOA PROPERTY
893188	APPARENT NON-HOA PROPERTY
934963	APPARENT NON-HOA PROPERTY
963262	APPARENT NON-HOA PROPERTY